ARROW INVESTMENTS TRUST

Arrow Dogs of the World ETF	Ticker: DOGS

Incorporated herein by reference is the definitive version of the Prospectus for the above-referenced Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on April 18, 2019 (SEC Accession No. 0001580642-19-001969).